Plan Investment Assets for Gratuity Funds and Pension Fund Measured at Fair Value by Level and in Total (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	₨ 61.2	$ 1.0	₨ 73.3
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Funds managed by trust | Government Securities
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Funds managed by trust | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Funds managed by trust | Other
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	61.2		73.3
Fair Value Measurements Using Significant other observable inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	3,744.9	57.8	2,758.6
Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	3,186.0		2,202.1
Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by trust | Government Securities
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	114.7		112.1
Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by trust | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	444.2		444.4
Fair Value Measurements Using Significant other observable inputs (Level 2) | Funds managed by trust | Other
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	457.7	$ 7.1	431.2
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Funds managed by insurance company (1)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	457.7		431.2
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Funds managed by insurance company (2)
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Funds managed by trust | Government Securities
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Funds managed by trust | Debenture and bonds
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Funds managed by trust | Other
Defined Benefit Plan Disclosure [Line Items]
Plan investment assets at fair value	₨ 0.0		₨ 0.0